TAXATION - Additional Information (Details) ¥ in Thousands, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Income Tax and Tax Rate [Line Items]
Income tax expenses		¥ (145)	$ (23)		¥ 466	¥ 1,364
Tianjin Hongen
Income Tax and Tax Rate [Line Items]
Preferential income tax rate		15.00%	15.00%	15.00%
Tianjin Hongen | Subsequent event
Income Tax and Tax Rate [Line Items]
Reduced tax rate	12.50%
Cayman Islands
Income Tax and Tax Rate [Line Items]
Withholding tax | ¥		¥ 0
Hong Kong
Income Tax and Tax Rate [Line Items]
Statutory income tax rate		16.50%	16.50%	16.50%
Preferential income tax rate		8.25%	8.25%	8.25%
Assessable profits threshold for preferential income tax rate				$ 2,000
Income tax expenses				0
Assessable income				$ 0
PRC
Income Tax and Tax Rate [Line Items]
Statutory income tax rate		25.00%	25.00%	25.00%
Preferential income tax rate		15.00%	15.00%	15.00%
Withholding tax rate		10.00%	10.00%	10.00%
PRC | Beijing Jinhongen
Income Tax and Tax Rate [Line Items]
Statutory income tax rate		25.00%	25.00%	25.00%	25.00%
Preferential income tax rate						20.00%
Percentage of reduction for its first RMB1,000 of annual taxable income						75.00%
Percentage of reduction for its annual taxable income between RMB1,000 and RMB3,000						50.00%